UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [x]; Amendment Number:  1
  This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Eaton Vance Management
Address: 	Two International Place
		Boston, MA  02110

13F File Number:  28-04139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Frederick S. Marius
Title:	Vice President
Phone:	617-672-8159

Signature, Place, and Date of Signing:

/s/Frederick S. Marius                    Boston, MA               05/18/09
[Signature]				[City, State]		   [Date]

Report Type (Check only one.):

[  ]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[ X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	Name

28-05936	Atlanta Capital Management Company LLC
28-02540	Fox Asset Management Inc.
28-04558	Parametric Portfolio Associates






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 	 0

Form 13F Information Table Entry Total:	 980

Form 13F Information Table Value Total:	$33,805,015




						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


	NONE

                                                                            VOTING AUTHORITY
Name of Issuer         TITLE    CUSIP    Value    SHRS   SH/ PUT/ INVE OTHERSole  SHRD  None
                       CLASS             x1000           PRN CALL DISC MGR
TIME WARNER INC COM	COM	887317303 68483016 3768956 SH 	SOLE	3688991	0	79965
TIME WARNER INC	COM	COM	887317303 23604	   2800	   SH	NONE	1500	0	1300